Derivatives And Hedging Activities (Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	¥ 1,655	¥ 15,910
Derivatives assets not designated as hedging instruments	8,057	6,351
Total derivatives	9,712	22,261
Derivatives liabilities designated as hedging instruments	(10,440)	(5,185)
Derivatives liabilities not designated as hedging instruments	(2,503)	(8,432)
Total derivative liabilities	(12,943)	(13,617)
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	56	252
Derivatives assets not designated as hedging instruments	6,774	1,619
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	(10,209)	(4,584)
Derivatives liabilities not designated as hedging instruments	(1,524)	(3,238)
Commodity Futures [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	1,599	15,658
Derivatives assets not designated as hedging instruments	979	4,732
Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	(231)	(601)
Derivatives liabilities not designated as hedging instruments	(979)	(4,732)
Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivatives assets not designated as hedging instruments	304
Cross Currency Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		(462)
Interest Rate Swaps [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives assets not designated as hedging instruments		¥ 0